RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF KEY COMPENSATION AWARDS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three and nine months ended September 30, 2026 and 2025 included:

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
Director fees	$200,675	$122,965	$472,890	$394,803
Salaries	462,193	632,338	1,306,532	1,087,594
Share-based payments	624,007	297,738	5,108,630	697,301
	$1,286,875	$1,053,041	$6,888,052	$2,179,698

SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Other related party transactions

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
Management fees paid to a company controlled by CEO and director	$225,813	$109,438	$672,848	$520,089
Management fees paid to a company that the CEO holds an economic interest in	162,834	124,208	445,404	302,886
Salary and commission paid to family of key management	100,299	65,280	259,176	135,224
Management fees paid to a company controlled by a director	-	30,744	61,666	70,203
	$488,946	$329,670	$1,439,094	$1,028,402